Commitments and Contingencies	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingencies

NOTE 8 – COMMITMENTS AND CONTINGENCIES

Operating Lease Commitments

In April 2015, the Company assumed a facilities lease with a third party for the manufacture of its Búcha® Live Kombucha tea, which expired February 29, 2016. In September 2015, the Company extended the facilities lease for 39 months effective March 1, 2016 and expiring May 31, 2019. The monthly base rent is $2,795 for first 12 months, $2,879 for next 12 months, $2,965 for next 12 months, and $3,054 for the balance of the term. Monthly rent payments also include common area maintenance charges, taxes, and other charges. On June 30, 2016 the Company assumed the lease commitments for the New Age Beverage, LLC (NAB) and Xing Beverage, LLC (Xing) when they acquired those companies. The Denver property, previously leased by NAB, has a base rent of $33,000 per month plus common area expenses, with escalation clauses over time. The Colorado Springs property, previously leased by Xing, has a base rent of $14,000 per month plus common area expenses, with escalation clauses over time.

Future minimum lease payments under these facilities leases are approximately as follows:

2016	$145,500
2017	604,349
2018	611,410
2019	597,093
2020	588,000
$2,546,352

Rent expense was $141,000 and $25,185 for the three months ended September 30, 2016 and 2015 (Successor).  Rent expense was $156,307 for the nine months ended September 30, 2016 (Successor).  Rent expense was $33,204 for the six months ended September 30, 2015 (Successor) and $6,435 for the three months ended March 31, 2015 (Predecessor).

Legal

In the normal course of business, the Company may be involved in legal proceedings, claims and assessments arising in the ordinary course of business. Such matters are subject to many uncertainties, and outcomes are not predictable with assurance. There are no such matters that are deemed material to the condensed consolidated unaudited interim financial statements as of September 30, 2016.

NOTE 14 – COMMITMENTS AND CONTINGENCIES

Legal Matter (Predecessor)

As discussed in Note 10, during the year ended December 31, 2014, the Predecessor was involved in a lawsuit over damage allegedly caused by the Predecessor to certain brewing tanks and related premises damage. The Predecessor eventually lost on the matter. During the three months ended March 31, 2015, the parties settled the case with the Predecessor agreeing to pay $275,000 in full and final settlement of the case.

Operating Lease Commitments

Effective April 1, 2015, the Company assumed a facilities lease with a third party for the manufacture of its búcha® Live Kombucha tea. This lease was executed in August 31, 2013 with a lease term of 31 months, expiring February 29, 2016. In September 2015, the Company extended the facilities lease for 39 months effective March 1, 2016 and expiring May 31, 2019. The monthly base rent is $2,795 for first 12 months, $2,879 for next 12 months, $2,965 for next 12 months, and $3.054 for the balance of the term. Monthly rent payments also include common area maintenance charges, taxes, and other charges.

Future minimum lease payments under this facilities lease are approximately as follows:

2016	$33,622
2017	34,379
2018	35,410
2019	15,093
2020	-
$118,504

Rent expense operations was $37,900, $8,250 and $32,800 for the nine months ended December 31, 2015 (Successor), the three months ended March 31, 2015 (Predecessor), and the year ended December 31, 2014 (Predecessor), respectively.

Legal

In the normal course of business, the Company may be involved in legal proceedings, claims and assessments arising in the ordinary course of business. Such matters are subject to many uncertainties, and outcomes are not predictable with assurance. There are no such matters that are deemed material to the financial statements as of December 31, 2015.

Xing Group [Member]
Commitments and Contingencies

Note 8 - Commitments And Contingencies

Leases: The Companies lease a warehouse facility in Colorado which expires in August 2017 with monthly rental payments ranging from $9,000 to $11,000 over the lease term. The Companies have an option to extend the lease for two additional three-year lease periods. The lease contains minimum rent escalation clauses at various intervals, resulting in minimal differences between the monthly rental payments and rent expense determined on a straight-line basis over the life of the lease. The Companies are also responsible for its share of landlord’s operating expenses.

As of June 30, 2016, the future minimum rental payments under the non-cancelable operating lease obligation is as follows:

Year Ended December 31,
2016	$64,000
2017	88,000
$152,000

Total rent expense for the six months ended June 30, 2016 and 2015 was $84,000 and $86,500, respectively.

Litigation, Claims and Assessments: From time to time, the Companies are subject to various litigation and other claims in the normal course of business. The Companies establish liabilities in connection with legal actions that management deems to be probable and estimable. No amounts have been accrued in the combined financial statements with respect to any matters.

Note 8 - Commitments And Contingencies

Leases: The Companies lease a warehouse facility in Colorado which expires in August 2017 with monthly rental payments ranging from $9,000 to $11,000 over the lease term. The Companies have an option to extend the lease for two additional three-year lease periods. The lease contains minimum rent escalation clauses at various intervals, resulting in minimal differences between the monthly rental payments and rent expense determined on a straight-line basis over the life of the lease. The Companies are also responsible for its share of landlord’s operating expenses.

As of December 31, 2015, the future minimum rental payments under the non-cancelable operating lease obligation is as follows:

Year Ended
December 31,
2016	$128,000
2017	88,000
$216,000

Total rent expense for the years ended December 31, 2015 and 2014 was $170,000 and $155,500, respectively.

Litigation, Claims and Assessments: From time to time, the Companies are subject to various litigation and other claims in the normal course of business. The Companies establish liabilities in connection with legal actions that management deems to be probable and estimable. No amounts have been accrued in the combined financial statements with respect to any matters.